SCHEDULE OF ERROR CORRECTIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of debt discount	$ 625,783	$ 1,549,752	$ 2,321,011	$ 2,906,645
Stock based compensation	565,571	798,690	1,044,680	968,470
Accounts payable and accrued liabilities	1,189,069	308,642	916,254	(291,922)
Interest payable			2,193,853
Net Cash used in Operating Activities	175,918	(115,911)	(1,252,650)	(855,540)
Proceeds from convertible notes issued	564,070	1,207,800	2,027,570	1,482,000
Repayment on convertible notes	(146,663)	(758,346)	(771,718)	(45,000)
Proceeds from issuance of notes payable	417,427	1,186,453	3,458,247	4,377,226
Proceeds from related parties	229,426	116,238	299,280	366,943
Finance lease payments	(10,341)	(41,195)	(78,268)	(90,565)
Net cash provided by Financing Activities	$ 5,701	$ (742,062)	610,557	$ 2,140,021
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of debt discount			2,512,725
Stock based compensation			1,044,691
Accounts payable and accrued liabilities			923,107
Interest payable			361,588
Net Cash used in Operating Activities			(2,886,337)
Proceeds from convertible notes issued			1,747,680
Repayment on convertible notes			1,146,359
Proceeds from issuance of notes payable			3,448,246
Proceeds from related parties			229,281
Finance lease payments			(72,768)
Net cash provided by Financing Activities			2,244,244
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of debt discount			(191,714)
Stock based compensation			(11)
Accounts payable and accrued liabilities			(6,853)
Interest payable			1,832,265
Net Cash used in Operating Activities			1,633,687
Proceeds from convertible notes issued			279,890
Repayment on convertible notes			(1,918,077)
Proceeds from issuance of notes payable			10,001
Proceeds from related parties			(1)
Finance lease payments			(5,500)
Net cash provided by Financing Activities			$ (1,633,687)